Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Components of Income Tax for Period (Income) / Charge
	Note	2017	2016	2015
Current tax
Current year		220	33	111
Adjustments to prior years		47	(46)	(70)
		267	(13)	42
Deferred tax	43
Origination / (reversal) of temporary differences		397	102	(169)
Changes in tax rates / bases		(550)	93	(22)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		(45)	(54)	(8)
Non-recognition of deferred tax assets		41	33	22
Adjustments to prior years		(45)	12	53
		(201)	185	(125)
Income tax for the period (income) / charge		65	172	(83)

Summary of Reconciliation Between Standard and Effective Income Tax
Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2017	2016	2015
Income before tax	2,534	610	(514)
Income tax calculated using weighted average applicable statutory rates	745	239	(57)

Difference due to the effects of:
Non-taxable income	(157)	(126)	43
Non-tax deductible expenses	28	21	49
Changes in tax rate/base	(550)	93	(22)
Different tax rates on overseas earnings	(1)	8	6
Tax credits	(67)	(41)	(100)
Other taxes	67	38	14
Adjustments to prior years	2	(34)	(17)
Origination and change in contingencies	9	8	3
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(45)	(54)	(8)
Non-recognition of deferred tax assets	41	33	22
Tax effect of (profit) / losses from joint ventures and associates	(7)	(7)	(8)
Other	(1)	(6)	(8)
	(680)	(67)	(27)
Income tax for the period (income) / charge	65	172	(83)

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning

The following tables present income tax related to components of other comprehensive income and retained earnings.

		2017	2016	2015
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use		9	(3)	(2)
Remeasurements of defined benefit plans		(175)	89	(75)
		(166)	86	(77)
Items that may be reclassified subsequently to profit and loss:
Gains / losses on revaluation of available-for-sale investments		(134)	(187)	810
Gains / losses transferred to the income statement on disposal and impairment of available-for-sale investments		441	427	124
Changes in cash flow hedging reserve		567	24	(98)
Movement in foreign currency translation and net foreign investment hedging reserve		76	(39)	(52)
		951	225	783
Total income tax related to components of other comprehensive income		785	311	706

		2017	2016	2015
Income tax related to equity instruments and other
Income tax related to equity instruments	33	44	44	46
Other		14	(3)	-
Total income tax recognised directly in retained earnings		58	41	46

Aegon N.V [member]
Components of Income Tax for Period (Income) / Charge

	2017	2016
Current Tax
- Current Tax	1	25
Income tax for the period (income) / charge	1	25

Reconciliation between standard and effective tax
Income before tax	(43)	(121)
Tax on income	11	30

Differences due to the effect of:
Non deductible expenses	(11)	(6)
Total	1	25